Stock and Incentive Programs	12 Months Ended
Dec. 31, 2016
Share Based Compensation [Abstract]
Stock and Incentive Programs

Note 17. Stock and Incentive Programs

Prior to the separation, RRD maintained an incentive stock program for the benefit of its officers, directors, and certain employees, including the Company’s employees. A portion of the Company’s employees have participated in RRD’s non-qualified stock options, restricted stock units (“RSUs”) and performance share units (“PSUs”) programs.  Share based compensation expense included expense attributable to the Company based on the award terms previously granted to the Company’s employees and an allocation of compensation expense associated with RRD’s corporate and shared functional employees.  As the share-based compensation plans were RRD’s plans, the amounts were recognized through net parent company investment on the combined balance sheets. In periods after the separation, the Company records share-based compensation expense relating to LSC Communications, RRD and Donnelley Financial awards held by its employees, officers and directors.

In connection with the separation, outstanding RRD stock options, RSUs and PSUs previously issued under RRD’s incentive stock program were adjusted and converted into new LSC Communications, RRD, or Donnelley Financial stock-based awards using a formula designed to preserve the intrinsic value and fair value of the awards immediately prior to the separation.

As the separation date, the outstanding RRD options related to the 2009, 2010, 2011, and 2012 grants were modified and converted into stock options in all three companies at a conversion rate outlined in the separation and distribution agreement. The outstanding shares related to the 2013 and 2014 RRD RSUs were modified and converted into RSUs in all three companies as outlined in the separation and distribution agreement.  The outstanding shares related to the 2015 and 2016 RRD RSUs were converted into RSUs in the company that the grantees were employed by at the separation date.

Modifications were made to the RRD PSUs so that as of the separation date, the performance period for the 2014 and 2015 PSU grants ended.  The applicable performance was measured as of the separation date against revised cumulative free cash flow targets approved by the RRD Board of Directors. The 2014 PSUs converted into RSUs in all three companies in accordance with the separation and distribution agreement. The 2015 PSUs converted into RSUs in the company that the grantees were employed by at the separation date.

Total compensation expense related to all share based compensation plans for the Company’s employees, officers and directors was $8 million for the year ended December 31, 2016, which includes $5 million of expense allocated from RRD prior to the separation.  The Company was allocated share-based compensation expense from RRD related to all share-based compensation plans of $6 million each for the years ended December 31, 2015 and 2014.

General Terms of the Awards

The Company’s employees participate in the Company’s 2016 Performance Incentive Plan (the “2016 PIP”). Under the 2016 PIP, the Company may grant cash or bonus awards, stock options, stock appreciation rights, restricted stock awards, RSUs, performance awards or combinations thereof to certain officers, directors and key employees. The Human Resources Committee of the Company’s Board of Directors has discretion to establish the terms and conditions for grants, including the number of shares, vesting and required service or other performance criteria. The maximum term of any award under the 2016 PIP is ten years.

Options generally vest over four years or less from the date of grant, upon retirement or upon a change in control. Options generally expire ten years from the date of grant or five years after the date of retirement, whichever is earlier.

The rights granted to the recipient of RSUs generally accrue ratably over the restriction or vesting period, which is generally four years. RSUs are subject to forfeiture upon termination of employment prior to vesting, subject in some cases to early vesting upon specified events, including death or permanent disability of the grantee, termination of the grantee’s employment under certain circumstances or a change in control of the Company. Compensation expense is based on the fair market value of the awards on the date of grant expensed ratably over the periods during which restrictions lapse.

Stock Options

There were no options granted during the years ended December 2016, 2015 and 2014.

A summary of the Company’s stock option activity for LSC Communications, RRD and Donnelley Financial employees, officers and directors for the period after the separation is presented below.

	Shares Under Option (thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (millions)
Awards converted on October 1, 2016	299	$25.32
Outstanding at December 31, 2016	299	25.32	3.32	$2
Vested and expected to vest at December 31, 2016	299	25.32	3.32	2
Exercisable at December 31, 2016	299	$25.32	3.32	$2

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on December 31, 2016 and October 1, 2016, respectively, and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their in-the-money options on December 31, 2016 and October 1, 2016. This amount will change in future periods based on the fair market value of LSC’s stock and the number of options outstanding. Total intrinsic value of options exercised for the year ended December 31, 2016 was de minimis.

Compensation expense related to stock options for the years ended December 31, 2016, 2015 and 2014 was de minimis.

Restricted Stock Units

A summary of the Company’s RSU activity for LSC Communications, RRD and Donnelley Financial employees, officers and directors for the period after the separation is presented below.

	Shares (thousands)	Weighted Average Grant Date Fair Value
Awards converted on October 1, 2016	652	$28.39
Granted	19	26.26
Vested	(19)	26.26
Nonvested at December 31, 2016	652	28.39

Compensation expense related to LSC Communications, RRD and Donnelley Financial RSUs held by Company employees, officers and directors was $7 million, $4 million and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016, there was $10 million of unrecognized share-based compensation expense related to approximately 800 thousand RSUs, with a weighted-average grant date fair value of $27.14, that is expected to vest over a weighted average period of 1.7 years. The fair value of these awards was determined based on the Company’s stock price on the grant date reduced by the present value of expected dividends through the vesting period.

Performance Restricted Stock

A summary of performance restricted stock (“PRS”) activity for the period after the separation is presented below.

	Shares (thousands)	Weighted Average Grant Date Fair Value
Awards converted on October 1, 2016	—	$—
Granted	434	26.26
Nonvested at December 31, 2016	434	$26.26

As of October 1, 2016, 434,463 shares of PRS were granted to certain executive officers and senior management, payable upon the achievement of certain established performance targets. The performance periods for the shares are October 1, 2016 through September 30, 2017, October 1, 2017 through September 30, 2018 and October 1, 2018 through September 30, 2019.  In addition to being subject to achievement of the performance target, the shares are also subject to time-based vesting and will vest one-third on each anniversary of the grant date.  Both the performance-based vesting and the time-based vesting must be met for the restricted stock to vest.

The total potential payout for the awards is 434,463 shares. The fair value of these awards was determined on the date of grant based on the Company’s stock price.  These awards are subject to forfeiture upon termination of employment prior to vesting, subject in some cases to early vesting upon specified events, including death, permanent disability or retirement of the grantee or change of control of the Company.

Compensation expense for the awards is being recognized based on 100% estimated payout of 434,463 shares. Compensation expense related to PRS for the year ended December 31, 2016 was $1 million. As of December 31, 2016, there was $10 million of unrecognized compensation expense related to PRS, which is expected to be recognized over a weighted average period of 2.8 years.